Segment information (Details)	12 Months Ended
	Aug. 31, 2025 USD ($) segment	Aug. 31, 2024 USD ($) segment	Aug. 31, 2023 USD ($) segment
Segment information
Number of operating segments | segment	2	2	2
Number of reportable segments | segment	2	2	2
Segment revenues | $	$ 13,832,556	$ 2,789,650	$ 4,201,685
Inter-segment eliminations
Segment information
Segment revenues | $	$ 0	$ 0	$ 0